UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment          Number:
                                                       -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   12855 Flushing Meadow Drive
           -----------------------------------------------------
           St. Louis, MO 63131
           -----------------------------------------------------

           -----------------------------------------------------

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Peter J. Lewis, CFA
        --------------------------------
Title:  Chief Compliance Officer
        --------------------------------
Phone:  (314) 822-0204
        --------------------------------

Signature,  Place,  and  Date  of  Signing:

 /s/ Peter J. Lewis                  St. Louis, MO                     8/6/2004
--------------------                ---------------                   ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

13F File Number  Name

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
                                          ------------------
Form 13F Information Table Entry Total:   57
                                          ------------------
Form 13F Information Table Value Total:  $156,480
                                          ------------------
                                          (thousands)


List of Other Included Managers: None.

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
Acclaim Energy Tr Unit (Can)   Foreign Unit     00433B201      387   40000 SH       Sole    None      40000      -      -
Amcast Industrial Corp         Common Stock     023395106     1453  578925 SH       Sole    None     211625      - 367300
Amerada Hess Corp              Common Stock     023551104     3559   44950 SH       Sole    None      14600      -  30350
AmeriServ Financial Inc        Common Stock     03074A102     3550  639710 SH       Sole    None     202647      - 437063
Arkansas Best Corp             Common Stock     040790107     6419  195000 SH       Sole    None      67203      - 127797
Baytex Entergy Tr (Canada)     Foreign Unit     073176109      358   40000 SH       Sole    None      40000      -      -
Beazer Homes USA Inc           Common Stock     07556Q105     5434   54181 SH       Sole    None      17806      -  36375
Blair Corp                     Common Stock     092828102     4648  160831 SH       Sole    None      51903      - 108928
Boyken Lodging Co.             Common Stock     103430104      420   55000 SH       Sole    None      55000      -      -
BSB Bancorp Inc                Common Stock     055652101      521   14700 SH       Sole    None          -      -  14700
CNA Financial Corp             Common Stock     126117100     3275  110700 SH       Sole    None      46900      -  63800
Coachmen Industries Inc        Common Stock     189873102     1005   62900 SH       Sole    None          -      -  62900
Commonwealth Industries Inc    Common Stock     203004106     5033  486822 SH       Sole    None     160777      - 326045
Delta Woodside Industries      Common Stock     247909203      873  780315 SH       Sole    None     285225      - 495090
Descartes Systems Group Inc    Common Stock     249906108      220  200000 SH       Sole    None     200000      -      -
First Aviation Svc             Common Stock     31865W108      148   35000 SH       Sole    None      35000      -      -
First Citizens Bancshares Inc  Common Stock     31946M103     2004   16434 SH       Sole    None       5798      -  10636
First Industrial Realty        Common Stock     32054K103      368   10000 SH       Sole    None      10000      -      -
Flexsteel Industries Inc       Common Stock     339382103     4235  180242 SH       Sole    None      61324      - 118918
Footstar, Inc.                 Common Stock     344912100      627  110000 SH       Sole    None     110000      -      -
Giga-Tronics                   Common Stock     375175106      185  100000 SH       Sole    None     100000      -      -
Heritage Property Investment   Common Stock     42725M107      243    9000 SH       Sole    None       9000      -      -
Trust, Inc.
HRPT Properties Trust Com      Common Stock     40426W101      300   30000 SH       Sole    None      30000      -      -
Hudson's Bay Co                Foreign Stock    444204101     4987  477175 SH       Sole    None     159075      - 318100
Insteel Industries Inc         Common Stock     45774W108     5411  899000 SH       Sole    None     366413      - 532587
Kellwood Co                    Common Stock     488044108     4375  100461 SH       Sole    None      35465      -  64996
Korea Electric Power Corp      Sponsored ADR    500631106     3628  396100 SH       Sole    None     166400      - 229700
L B Foster Co                  Common Stock     350060109     4444  555562 SH       Sole    None     179120      - 376442
LandAmerica Financial Grp Inc  Common Stock     514936103     3802   97670 SH       Sole    None      34140      -  63530
Liberty Homes Inc              Common Stock     530582204      117   26201 SH       Sole    None      12721      -  13480
M/I Homes Inc                  Common Stock     55305B101     6825  168118 SH       Sole    None      56418      - 111700
Max Worldwide, Inc             Common Stock     577940109       64  155000 SH       Sole    None     155000      -      -
Natuzzi S.p.A.                 Sponsored ADR    63905A101     2332  217200 SH       Sole    None      69596      - 147604
NewAlliance Bancshares Inc     Common Stock     650203102     5219  373860 SH       Sole    None     123129      - 250731
Ohio Casualty Corp             Common Stock     677240103     2864  142300 SH       Sole    None      37700      - 104600
Olympic Steel Inc              Common Stock     68162K106      351   17200 SH       Sole    None       3000      -  14200
PMA Capital Corp               Common Stock     693419202     1622  180254 SH       Sole    None      52841      - 127413
Quaker City Bancorp Inc        Common Stock     74731K106     3323   60500 SH       Sole    None      33421      -  27079
Quaker Fabric Corp             Common Stock     747399103     3180  413555 SH       Sole    None     136530      - 277025
Ryerson Tull Inc               Common Stock     78375P107     4511  284111 SH       Sole    None      86421      - 197690
Ryland Group Inc               Common Stock     783764103     3551   45416 SH       Sole    None      17350      -  28066
Sea Containers Ltd             Common Stock     811371707     6505  371126 SH       Sole    None     130376      - 240750
Spartan Stores Inc             Common Stock     846822104     3818 1123010 SH       Sole    None     389255      - 733755
Technology Solutions Co        Common Stock     87872T108      214  200000 SH       Sole    None     200000      -      -
Tecumseh Products Co           Common Stock     878895200     3902   94753 SH       Sole    None      33888      -  60865
Tesoro Petroleum Corp          Common Stock     881609101    11764  426241 SH       Sole    None     153741      - 272500
Torch Offshore Inc             Common Stock     891019101      290  100000 SH       Sole    None     100000      -      -
Toys R Us Inc                  Common Stock     892335100     3471  217900 SH       Sole    None      71600      - 146300
Transpro Inc                   Common Stock     893885103     3534  613600 SH       Sole    None     195300      - 418300
Trikon Technologies Inc        Common Stock     896187408      296  100000 SH       Sole    None     100000      -      -
Unifi, Inc                     Common Stock     904677101     3084 1052600 SH       Sole    None     347400      - 705200
United Retail Group            Common Stock     911380103      256  100000 SH       Sole    None     100000      -      -
Unumprovident Corp.            Common Stock     91529Y106      318   20000 SH       Sole    None      20000      -      -
Valero Energy Corp             Common Stock     91913Y100     5961   80825 SH       Sole    None      26257      -  54568
Virco Mfg Corp                 Common Stock     927651109     2765  400246 SH       Sole    None     128529      - 271717
Visteon Corp                   Common Stock     92839U107     4072  349000 SH       Sole    None     104300      - 244700
Wellman, Inc.                  Common Stock     949702104      333   41000 SH       Sole    None      41000      -      -